Mortgage payable	12 Months Ended
Dec. 31, 2017
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Mortgage payable
13.	Mortgage payable

On September 6, 2016, the Company obtained a mortgage in connection with the acquisition of Peace Naturals (Note 6) with a principal balance of $4,000. The mortgage was interest-bearing at 12% per annum compounded and payable monthly. The mortgage was secured by a first charge on Peace Natural’s property as well as a first ranking security interest charging all the personal property of Peace Naturals and each covenantor in the amount of the loan. The mortgage matured on June 1, 2017 and was fully repaid.